Contract Balances (Tables)	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Schedule of Contracts with Customers, Asset and Liabilities
Accounts receivable and unbilled revenue are as follows:

	December 31, 2023	December 31, 2022
	(in thousands)
Billed services (accounts receivable)	$1,821,855	$1,751,950
Allowance for credit losses (note 5)	(31,533)	(20,562)
Accounts receivable (net)	1,790,322	1,731,388
Unbilled services (unbilled revenue)	951,936	957,655
Accounts receivable and unbilled revenue, net	$2,742,258	$2,689,043

Unbilled services and unearned revenue or payments on account (contract assets and liabilities) were as follows:

(in thousands, except percentages)	December 31, 2023	December 31, 2022	$ Change	% Change

Unbilled services (unbilled revenue)	$951,936	$957,655	$(5,719)	(0.6)%
Unearned revenue (payments on account)	(1,654,507)	(1,507,449)	(147,058)	9.8%
Net balance	$(702,571)	$(549,794)	$(152,777)	27.8%